Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 7,602	$ 5,975
Recognized in profit or loss	4,712	1,612
Recognized in other comprehensive income	(169)	15
Beginning balance	12,145	7,602
Inventory [Member]
Beginning balance	4,581	5,190
Recognized in profit or loss	1,415	(609)
Recognized in other comprehensive income	0	0
Beginning balance	5,996	4,581
Tax credit carryforwards [member]
Beginning balance	618	0
Recognized in profit or loss	2,949	618
Recognized in other comprehensive income	0	0
Beginning balance	3,567	618
Allowance for sales discounts [member]
Beginning balance	575	434
Recognized in profit or loss	110	141
Recognized in other comprehensive income	0	0
Beginning balance	685	575
Operating loss carryforward [member]
Beginning balance	590	551
Recognized in profit or loss	1,576	39
Recognized in other comprehensive income	0	0
Beginning balance	2,166	590
Accrued compensated absences [Member]
Beginning balance	446	221
Recognized in profit or loss	107	225
Recognized in other comprehensive income	0	0
Beginning balance	553	446
Depreciation [Member]
Beginning balance	367	348
Recognized in profit or loss	114	19
Recognized in other comprehensive income	0	0
Beginning balance	481	367
Unrealized foreign exchange loss (gain) [member]
Beginning balance	(25)	(1,132)
Recognized in profit or loss	33	1,107
Recognized in other comprehensive income	0	0
Beginning balance	8	(25)
Remeasurement of defined benefit plans [Member]
Beginning balance	138	138
Recognized in profit or loss	(83)	(15)
Recognized in other comprehensive income	(169)	15
Beginning balance	(114)	138
Acquired intangible assets [Member]
Beginning balance	(86)	(104)
Recognized in profit or loss	(1,559)	18
Recognized in other comprehensive income	0	0
Beginning balance	(1,645)	(86)
Others [member]
Beginning balance	398	329
Recognized in profit or loss	50	69
Recognized in other comprehensive income	0	0
Beginning balance	$ 448	$ 398